Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements include the accounts of Pluralsight, Inc. and its directly and indirectly wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Consolidation
Pluralsight, Inc. consolidates the financial results of Pluralsight Holdings as a Variable Interest Entity (“VIE”). The Company periodically evaluates entities for consolidation either through ownership of a majority voting interest, or through means other than a voting interest, in accordance with the VIE accounting model. A VIE is an entity in which the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of such entity that most significantly impact such entity’s economic performance or the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to the determination of fair value of equity awards, the fair value of warrants to purchase common stock, useful lives of property and equipment, content library and intangible assets, provisions for doubtful accounts receivable and deferred revenue, accounting for business combinations, and impairment of long-lived and intangible assets, including goodwill, and certain accrued expenses, including author fees. These estimates and assumptions are based on the Company’s historical results and management’s future expectations. Actual results could differ from those estimates.

Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject us to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company deposits cash with high-credit-quality financial institutions, which, at times, may exceed federally insured amounts. The Company invests its cash equivalents in highly-rated money market funds. The Company has not experienced any losses on its deposits. The Company performs ongoing credit evaluations of its customers’ financial condition and will limit the amount of credit as deemed necessary, but currently does not require collateral from customers. No customer accounted for 10% or more of the net accounts receivable balance for the years ended December 31, 2017 or 2018. For the years ended December 31, 2016, 2017, and 2018 no customer accounted for 10% or more of total revenue.

Cash and Cash Equivalents
Cash, Cash Equivalents, and Restricted Cash
Cash consists of deposits with financial institutions, and cash equivalents consist of money market funds. The Company considers all highly-liquid investments with a maturity at the time of purchase of 90 days or less to be cash equivalents. Cash and cash equivalents that are restricted as to withdrawal or usage are presented as restricted cash on the consolidated balance sheets

Accounts Receivable
Accounts Receivable
Accounts receivable represent amounts owed to the Company for subscriptions to the Company’s platform. Accounts receivable balances are recorded at the invoiced amount and are non-interest-bearing. The Company maintains an allowance for doubtful accounts to reserve for potential uncollectible receivables. Allowances are made based upon a specific review of all significant outstanding invoices. For those invoices not specifically reserved, allowances may be provided based upon a percentage of aged outstanding invoices. In determining these percentages, the Company analyzes its historical collection experience and current economic trends. For invoice amounts that are determined to be uncollectible that have not been recognized as revenue, the Company records an allowance for doubtful accounts and a corresponding allowance for deferred revenue. Included in this allowance for doubtful accounts was $0.5 million, $0.9 million, and $1.2 million as of December 31, 2016, 2017, and 2018, respectively, that was also recorded in the allowance for deferred revenue. The Company writes off accounts receivable balances to the allowance for doubtful accounts when the Company has exhausted collection efforts without success. Accounts receivable balances are considered past due when not paid in accordance with the contractual terms of the related arrangement. The Company does not have any off-balance sheet credit exposure relating to its customers.
The following is a roll-forward of the Company’s allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2016	2017	2018

Balance, beginning of period	$167	$708	$1,552
Provision for doubtful accounts	89	479	675
Provision for accounts in deferred revenue	842	767	1,510
Accounts written-off, net of recoveries	(390)	(402)	(1,236)
Balance, end of period	$708	$1,552	$2,501

Property and Equipment
Property and Equipment
Property and equipment is stated at historical cost less accumulated depreciation. Repairs and maintenance costs are expensed as incurred as repairs and maintenance do not extend the useful life or improve the related assets. Depreciation and amortization, including amortization of leasehold improvements, is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life of each asset category is as follows:

Estimated Useful Life

Computer equipment	3-5 years
Purchased software	1-5 years
Internal-use software	1-3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Buildings	27-30 years

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. An impairment loss is recognized when the total of estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value. There was no impairment of property and equipment during the years ended December 31, 2016, 2017, and 2018.

Capitalized Software Development Costs
Capitalized Software Development Costs
The Company capitalizes certain development costs incurred in connection with the development of its platform and software used in operations. Costs incurred in the preliminary stages of development are expensed as incurred. Once software has reached the development stage, internal and external costs of application development are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. The Company capitalized costs of $3.2 million, $3.4 million, and $5.9 million for the years ended December 31, 2016, 2017, and 2018, respectively, which were included in property and equipment. Maintenance and training costs are expensed as incurred.

Leases
Leases
The Company categorizes leases at their inception as either operating or capital leases. On certain of the Company’s lease agreements, the Company may receive tenant improvement allowances, rent holidays, and other incentives. Rent expense is recorded on a straight-line basis over the term of the lease and is included in operating expenses. The difference between rent expense recognized and amounts paid under the lease agreement is recorded as deferred rent and is included in other liabilities on the consolidated balance sheets.
For build-to-suit lease arrangements, the Company evaluates the extent of its financial and operational involvement during the construction period to determine whether it is considered the owner of the construction project for accounting purposes. When the Company is considered the owner of a construction project under lease accounting guidance, the Company records the fair value of the building as the building is constructed with a corresponding facility financing obligation. Improvements to the facility during the construction project are capitalized. Lessor-afforded incentives are classified as deemed landlord financing proceeds and are included in the facility financing obligation. During the construction period, the Company estimates and records ground rent expense based on the estimated fair value of the land and an estimated incremental borrowing rate. At the end of the construction period, the Company evaluates whether it remains the owner of the building based on its ongoing involvement in the leased property. If deemed the owner of the facility following construction completion, the Company allocates rent payments to ground rent expense, reductions of the facility financing obligation, and interest expense recognized on the outstanding obligation. To the extent gross future payments do not equal the recorded liability, the liability is settled upon return of the facility to the lessor.

Content Library, Intangible Assets, and Goodwill
Content Library, Intangible Assets, and Goodwill
The content library assets have been acquired from the Company’s network of independent authors (course creation costs) and through various business combinations. The Company amortizes the content library and other intangible assets acquired in business combinations on a straight-line basis over their estimated useful lives, which is generally five years.
Periodically the Company assesses potential impairment of its long-lived assets, which include the content library and intangible assets. The Company performs an impairment review whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important that could trigger an impairment review include, but are not limited to, significant under-performance relative to historical or projected future results of operations, significant changes in the manner of its use of acquired assets or its overall business strategy, and significant industry or economic trends. When the Company determines that the carrying value of a long-lived asset (or asset group) may not be recoverable based upon the existence of one or more of the above indicators, the Company determines the recoverability by comparing the carrying amount of the asset to the net future undiscounted cash flows that the asset is expected to generate and recognizes an impairment charge equal to the amount by which the carrying amount exceeds the fair value of the asset.
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. The Company tests goodwill for impairment annually as of October 1, or whenever events or changes in circumstances indicate that goodwill may be impaired. The Company initially assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the fair value of its sole reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, then the Company performs a quantitative analysis by comparing the book value of net assets to the fair value of the reporting unit. If the fair value is determined to be less than the book value, an impairment charge is recorded. In assessing the qualitative factors, the Company considers the impact of certain key factors including macroeconomic conditions, industry and market considerations, management turnover, changes in regulation, litigation matters, changes in enterprise value and overall financial performance.
As a result of its most recent annual qualitative assessment, the Company concluded that it is more-likely-than-not that the fair value of the Company’s sole reporting unit is greater than its carrying amount. There were no impairments of goodwill or intangible assets, including the content library, during the years ended December 31, 2016, 2017, and 2018.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs are capitalized, and consist of legal, consulting, banking, and accounting fees directly attributable to the IPO. As of December 31, 2018, the Company reclassified $7.4 million of offering costs into stockholders’ equity as a reduction of the net proceeds received from the IPO. As of December 31, 2017, the Company had capitalized deferred offering costs of $2.0 million, which were included in other assets within the consolidated balance sheets. No amounts were capitalized as of December 31, 2018.

Business Combinations
Business Combinations
The Company includes the results of operations of the businesses that it acquires as of the respective dates of acquisition. The Company allocates the fair value of the purchase price of its acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill. The determination of the value and useful lives of the intangible assets acquired involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the appropriate weighted average cost of capital.

Revenue Recognition
Revenue Recognition
The Company derives substantially all of its revenue from subscription services (which include support services) from providing customers access to its platform. A small portion of the Company’s revenue is derived from providing professional services, which generally consist of content creation or other consulting services.
The Company commences revenue recognition when all of the following conditions are met: (i) persuasive evidence of an arrangement exists; (ii) services are provided to the customer; (iii) the amount of fees to be paid by the customer are fixed or determinable; and (iv) collection is reasonably assured.
The Company’s subscription arrangements do not provide customers with the right to take possession of the software supporting the platform and, as a result, are accounted for as service arrangements. Revenue for subscription fees are recognized ratably over the subscription term, which typically varies from one month to three years, and begins on the date access to the platform is made available to the customer. Professional services are generally billed on a fixed-fee basis and are recognized as services are completed, provided the other revenue recognition criteria are met. The Company’s arrangements are generally noncancellable and nonrefundable. Taxes collected from customers are excluded from revenue.
For arrangements with multiple deliverables, the Company evaluates whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple-element arrangement as separate units of accounting, the deliverables must have standalone value upon delivery and, in situations in which a general right of return exists for the delivered item, delivery or performance of the undelivered item is considered probable and substantially within the control of the Company. The Company’s professional services have standalone value because the Company has routinely sold these services separately. The Company’s subscription services have standalone value as the Company routinely sells subscriptions separately. Customers have no general rights of return for delivered items.
If the deliverables have stand-alone value upon delivery, the Company accounts for each deliverable separately, and revenue is recognized for the respective deliverables as they are delivered based on the relative selling price, which the Company determines by using the best estimate of selling price, as neither vendor-specific objective evidence nor third-party evidence is available. The Company has determined its best estimate of selling price for its deliverables based on customer size, the size and volume of its transactions, overarching pricing objectives and strategies, market and industry conditions, product-specific factors, historical sales of the deliverables, and discounting practices.

Deferred Revenue
Deferred Revenue
Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above, including amounts billed to customers in accordance with the terms of the underlying contracts where the service period has not yet commenced but will commence in the near future. Deferred revenue is released to revenue as the recognition criteria are met. Amounts anticipated to be recognized within one year of the balance sheet date are recorded as deferred revenue, current; the remaining portion is recorded as non-current deferred revenue.

Cost of Revenue
Cost of Revenue
Cost of revenue includes certain direct costs associated with delivering the Company’s platform and includes costs for author fees, amortization of the Company’s content library, hosting and delivery fees, merchant processing fees, depreciation of capitalized software development costs for internal-use software, employee-related costs, including equity-based compensation expense associated with the Company’s customer support organization, and third-party transcription costs.

Technology and Content
Technology and Content
Technology costs consist principally of research and development activities including personnel costs, consulting services, and other costs associated with product development efforts. Content costs consist principally of personnel costs and other activities directly related to content acquisition, course production, and curriculum direction.
Technology and content costs are expensed as incurred, except for certain costs relating to the development of internal-use software, including software used to upgrade and enhance the Company’s platform and applications supporting its business, which are capitalized and amortized over the estimated useful lives of one to three years.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred. The Company recorded advertising costs of $12.0 million, $14.5 million, and $12.4 million, for the years ended December 31, 2016, 2017, and 2018, respectively.

Equity-Based Compensation
Equity-Based Compensation
The Company incurs equity-based compensation expense primarily from restricted stock units (“RSUs”), stock options, purchase rights issued under the Employee Stock Purchase Plan (“ESPP”), and unvested LLC Units of Pluralsight Holdings. Equity awards to employees are measured and recognized in the consolidated financial statements based on the fair value of the award on the grant date. For time-based awards, the fair value of the award on the grant date is expensed on a straight-line basis over the requisite service period of the award. For awards subject to performance conditions, the Company records expense when the performance condition becomes probable. The Company records forfeitures related to equity-based compensation for its awards based on actual forfeitures as they occur.
The grant date fair value of RSUs is determined using the market closing price of Pluralsight, Inc.’s Class A common stock on the date of grant. RSUs granted prior to the IPO vest upon the satisfaction of both a service condition and a liquidity condition. The liquidity condition was satisfied by the IPO, following the expiration of the lock-up period, which occurred in November 2018. Awards granted subsequent to the IPO are not subject to the liquidity condition. Prior to the IPO, the Company had not recorded any equity-based compensation expense associated with the RSUs as the liquidity condition was not deemed probable. Following the completion of the IPO, the Company recorded a cumulative adjustment to equity-based compensation expense totaling $7.8 million. The remaining unrecognized equity-based compensation expense related to RSUs will be recognized over the remaining requisite service period, using the straight-line attribution method.
In connection with the IPO, the Company granted stock options to purchase shares of Class A common stock to certain employees. Equity-based compensation expense for Class A common stock options granted to employees is recognized based on the fair value of the awards granted, determined using the Black-Scholes option pricing model. Equity-based compensation expense is recognized as expense on a straight-line basis over the requisite service period.
Equity-based compensation expense related to purchase rights issued under the ESPP is based on the Black-Scholes option pricing model fair value of the estimated number of awards as of the beginning of the offering period. Equity-based compensation expense is recognized following the straight-line attribution method over the offering period.
The Black-Scholes option pricing model is affected by the share price and a number of assumptions, including the award’s expected life, risk-free interest rate, the expected volatility of the underlying stock, and expected dividends. The assumptions used in the Black Scholes pricing model are estimated as follows:

•	Fair Value of Common Stock: The Company determines the fair value of common stock as of each grant date using the market closing price of Pluralsight, Inc.’s Class A common stock on the date of grant.

•	Risk-free Interest Rate: The risk-free interest rate is derived from the implied yield available on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the options.

•
Expected Term: The expected term is estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected term as the mid-point between the vesting date and the contractual expiration date of the award. For the ESPP, the Company uses the period from the beginning of the offering period to the end of each purchase period.

•
Volatility: The price volatility factor is based on the historical volatilities of comparable companies as the Company does not have sufficient trading history for its common stock. To determine comparable companies, the Company considers public enterprise cloud-based application providers and selects those that are similar in size, stage of life cycle, and financial leverage. The Company will continue to use this process until a sufficient amount of historical information regarding volatility becomes available, or until circumstances change such that the identified companies are no longer relevant, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.

•	Dividend Yield: The Company has not and does not expect to pay dividends for the foreseeable future.
The Company also records equity-based compensation expense when the Company or a holder of an economic interest in the Company purchases shares from an employee for an amount in excess of the fair value of the shares at the time of purchase. The Company recognizes any excess value transferred in these transactions as equity-based compensation expense in the consolidated statement of operations.

Non-Controlling Interests
Non-Controlling Interests
The non-controlling interests balance represents the economic interests of LLC Units of Pluralsight Holdings held by Continuing Members, based on the portion of LLC Units owned by Continuing Members. Income or loss is attributed to the non-controlling interests based on the weighted-average LLC Units outstanding during the period, excluding LLC Units that are subject to time-based vesting requirements. As of December 31, 2018, the non-controlling interests owned 51.4% of the vested LLC Units outstanding. The non-controlling interests’ ownership percentage can fluctuate over time as LLC Units vest and as Continuing Members elect to exchange LLC Units for Class A common stock of Pluralsight, Inc.

Foreign Currency
Foreign Currency
The functional currency of the Company’s international subsidiaries is the local currency. For those subsidiaries, expenses denominated in the functional currency are translated into U.S. dollars using average exchange rates in effect during the period, and assets and liabilities are translated using period-end exchange rates. The foreign currency translation adjustments are included in accumulated other comprehensive (loss) income as a component of members’ deficit. Foreign currency transaction gains or losses are recorded in other income, net.

Income Taxes
Income Taxes
As a result of the Reorganization Transactions, Pluralsight, Inc. became the sole managing member of Pluralsight Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Pluralsight Holdings is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by Pluralsight Holdings is passed through to and included in the taxable income or loss of its members, including Pluralsight, Inc. following the Reorganization Transactions, on a pro rata basis. Pluralsight, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income of Pluralsight Holdings following the Reorganization Transactions. The Company is also subject to taxes in foreign jurisdictions.
The Company records a provision for income taxes for the anticipated tax of its reported results of operations using the asset and liability method. Deferred income taxes are recognized by applying the enacted tax rates expected to be in effect in future years to the differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as net operating losses and tax credit carryforwards. The measurement of deferred tax assets is reduced by a valuation allowance when it is more likely than not that some portion of the deferred tax assets will not be realized.
The Company does not recognize certain tax benefits from uncertain tax positions within the provision for income taxes. A tax benefit is recognized only if it is more likely than not that the tax position will be sustained on examination by taxing authorities based on the technical merits of the position. For such positions, the largest benefit that has a greater than 50% likelihood of being realized upon settlement is recognized in the financial statements.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to Pluralsight, Inc. for the period following the Reorganization Transactions by the weighted-average number of shares of Class A common shares outstanding during the same period after giving effect to weighted-average shares of Class A common stock that remain subject to time-based vesting requirements.
Diluted net loss per share is computed giving effect to all potential weighted-average dilutive shares for the period following the Reorganization Transactions including LLC Units held by Continuing Members that are convertible into Class A common stock, stock options, RSUs, warrants to purchase Class A common stock, and shares issuable under the ESPP for the period after the Reorganization Transactions. The dilutive effect of outstanding awards, if any, is reflected in diluted earnings per share by application of the treasury stock method or if-converted method, as applicable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), the Company meets the definition of an emerging growth company. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the Company is no longer an emerging growth company or until the Company affirmatively and irrevocably opts out of the extended transition period. As a result, the Company’s financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.
Recently Adopted Accounting Pronouncements
In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in the ASU. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. During the first quarter of 2018, the Company adopted the ASU prospectively. The adoption of the ASU had no material effect on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. For public business entities that are SEC filers, the ASU is effective for the annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. For public business entities that are not SEC filers, the ASU is effective for the annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. For all other entities, the ASU is effective for the annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The Company early adopted this ASU for its annual goodwill impairment test as of October 1, 2018. The adoption had no material effect on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The new guidance is effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those periods. For all other entities, the ASU is effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company early adopted this standard as of January 1, 2018. The adoption had no impact on the consolidated financial statements as of the date of adoption or for the year ended December 31, 2018.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This update clarifies how certain cash flows should be classified with the objective of reducing the existing diversity in practice. This update is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The amendments in this ASU should be applied using a retrospective transition method to each period presented. Among other provisions, the ASU requires that cash payments for certain debt prepayment or debt extinguishment costs be classified as cash outflows for financing activities. The Company early adopted the standard during the second quarter of 2018. As a result of the adoption, the Company recorded $2.2 million in payments of debt extinguishment costs within financing activities on the consolidated statements of cash flows for the year ended December 31, 2018. The retrospective adoption had no material effect on any prior periods.
Accounting Pronouncements Not Yet Adopted
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40, in order to determine which costs to capitalize and recognize as an asset. The new guidance is effective for public business entities for annual periods beginning after December 15, 2019, including interim periods within those periods. For all other entities, the ASU is effective for annual periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted for all entities. The Company is currently in the process of evaluating the impact of new guidance on its consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities to require that credit losses on available-for-sale debt securities be presented as an allowance rather than as a write-down. The measurement of credit losses for newly recognized financial assets and subsequent changes in the allowance for credit losses are recorded in the statements of operations. For public business entities that meet the definition of an SEC filer, it is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, it is effective for fiscal years beginning after December 15, 2020. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize a lease liability and a right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. For public business entities, the ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2018. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. As the Company has elected to use the extended transition period available to emerging growth companies, the Company does not anticipate adopting the standard until the fiscal year ended December 31, 2020. The Company is currently evaluating the potential changes from this ASU to its future financial reporting and disclosures. As part of its preliminary assessment, the Company expects to record right-of-use assets and lease liabilities for its operating leases as a result of adopting the standard. While the Company continues to assess all potential impacts under the new standard, including the areas described above, the Company does not know or cannot reasonably estimate quantitative information related to the impact of the adoption of the new standard on its consolidated financial statements at this time.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40), which supersedes nearly all existing revenue recognition guidance. The core principle behind ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for delivering those goods and services. To achieve this core principle, the ASU provides a model, which involves a five-step process that includes identifying the contract with the customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction prices to the performance obligations in the contract, and recognizing revenue when (or as) the entity satisfies the performance obligations. The standard also provides guidance on the recognition of costs related to obtaining customer contracts.
The ASU permits adoption either by using a full retrospective approach, in which all comparative periods are presented in accordance with the new standard, or a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. The standard is effective for the Company on January 1, 2019. The Company will adopt the standard using the modified retrospective adoption method applied to those contracts which were not completed as of that date. Upon adoption, the Company will recognize the cumulative effect of adopting this guidance as an adjustment to the opening balance of accumulated deficit. Prior periods will not be retrospectively adjusted.
The Company does not expect a material impact on its revenue upon adoption. Under the current revenue recognition guidance, the Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the delivery of future services. Under the new standard, this limitation is removed, which will result in an acceleration of revenue for certain contracts. The cumulative effect of the new revenue policy on the Company’s opening balance sheet as of January 1, 2019 is expected to decrease accumulated deficit by approximately $0.4 million, with a corresponding decrease in deferred revenue of approximately $0.4 million.
The Company has also considered the impact of the standard’s requirements with respect to the capitalization and amortization of incremental costs of obtaining a contract. Under the Company’s current accounting policy, sales commissions and other incremental costs of obtaining a contract are expensed as incurred. The new standard requires the capitalization of all incremental costs that are incurred to obtain a contract with a customer that would not have been incurred if the contract had not been obtained, provided the Company expects to recover those costs. As a result of this standard, the Company expects to capitalize certain sales commissions and other incremental costs of obtaining a contract and amortize those costs over the expected period of benefit. The expected period of benefit for sales commissions paid upon obtaining initial contracts with customers is four years, while the expected period of benefit for commissions paid related renewal contracts is estimated to be 18 months. The cumulative effect of the new commissions policy on the Company’s opening balance sheet as of January 1, 2019 is expected to decrease accumulated deficit by approximately $20.2 million with a corresponding increase to deferred commissions.
In addition, the standard will require additional financial statement disclosures, including additional disclosures for the disaggregation of revenue, contract balances, and performance obligations. The Company is in the process of implementing the necessary changes to its accounting policies, processes, internal controls and information systems that will be required to meet the new revenue standard’s ongoing reporting and disclosure requirements.

Fair Value Measurements
The Company also records equity-based compensation expense when the Company or a holder of an economic interest in the Company purchases shares from an employee for an amount in excess of the fair value of the shares at the time of purchase. The Company recognizes any excess value transferred in these transactions as equity-based compensation expense in the consolidated statement of operations.